Stock Incentive Plans - Schedule of Fair Value of Options Granted (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Options Granted [Abstract]
Stock Price (in Dollars per share)	$ 1.82	$ 3.89
Expected term (years)	5 years	2 years
Volatility	75.00%	75.00%
Risk-Free Rate	4.12%	4.25%